Other financial liabilities (Tables)	12 Months Ended
Mar. 31, 2018
Categories of current financial liabilities [abstract]
Schedule of other financial liabilities
	March 31, 2018	March 31, 2017
Expenses payable	$3,125,704	$3,028,650
Salary payable	1,567,348	2,293,789
Security deposits	10,815	10,840
Liability for compensated absences	183,411	168,718
Other liabilities	2,398,195	6,757,833
Total other financial liabilities	$7,285,473	$12,259,830